INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Schedule of intangible assets

	2016	2017
	RMB	RMB
Intangible asset
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,815,034,491	1,800,260,144
Technology	696,499,639	713,220,819
Others	131,629,465	187,739,465
Intangible assets not subject to amortization
Trade mark	11,613,475,256	11,613,475,256
Others	22,140,607	180,248,087

	14,278,779,458	14,494,943,771

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(175,130,119)	(420,311,754)
Technology	(110,511,387)	(229,246,477)
Others	(68,368,021)	(95,069,619)

	(354,009,527)	(744,627,850)

Net book value
Intangible assets to be amortized
Business Relationship	1,639,904,372	1,379,948,390
Technology	585,988,252	483,974,342
Others	63,261,444	92,669,846
Intangible assets not subject to amortization
Trade mark	11,613,475,256	11,613,475,256
Others	22,140,607	180,248,087

	13,924,769,931	13,750,315,921

Schedule of useful lives of finite-lived intangible assets
Business Relationship	5-10 years
Technology	5-10 years
Others	3-10 years

Schedule of future estimated amortization expense finite-lived intangible assets
Amortization
RMB

2018	396,364,608
2019	390,594,774
2020	374,512,943
2021	218,578,855
2022	174,564,565

1,554,615,745